REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES
Schedule of disaggregation of revenue

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Service line
Sales of goods – third parties
– BEV lifestyle models	627,683	464,172	—
– Sports cars	211,771	183,160	828
– Parts and others	33,445	9,394	335
	872,899	656,726	1,163
Sales of goods – related parties
– BEV lifestyle models	6,650	1,093	—
– Sports cars	3,318	951	—
– Parts and others	8,194	1,388	23
	18,162	3,432	23
Subtotal	891,061	660,158	1,186

Services- third parties
– R&D service	1,224	3,448	—
– others[1]	7,706	2,829	27
	8,930	6,277	27
Services- related parties
– R&D service	22,799	10,619	7,800
– Others[2]	1,559	1,954	544
	24,358	12,573	8,344
Subtotal	33,288	18,850	8,371
Total revenues	924,349	679,008	9,557

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Chinese mainland	314,368	419,448	8,816
UK	208,255	83,827	437
Japan	33,699	26,390	—
Australia	5,701	20,335	—
Belgium	49,524	20,701	—
France	29,060	16,341	—
Italy	38,178	14,650	—
Germany	39,035	15,904	—
Netherlands	24,705	13,729	—
Korea	23,366	343	—
Malaysia	29,811	7,693	—
Thailand	32,432	2,780	—
Others	96,215	36,867	304
Revenues	924,349	679,008	9,557

Schedule of contract liabilities

	As of December 31,
	2024	2023
	US$	US$
Current liabilities
– Contract liabilities – third parties	33,964	44,184
– Contract liabilities – related parties*	150	1
Non-current liabilities
– Contract liabilities – third parties	8,683	6,245
Contract liabilities, current and non-current	42,797	50,430

*This item is included in accrued expenses and other current liabilities — related parties in the consolidated balance sheets as of December 31, 2024 and 2023.